Accrued Expenses	12 Months Ended
Dec. 31, 2016
Payables and Accruals [Abstract]
Accrued Expenses

4. Accrued Expenses

Accrued expenses consist of the following:

	As of
(In thousands)	December 31, 2016	December 31, 2015

Accrued compensation	$226	$120
Accrued rent	12	-
Accrued sales tax	3	6
Total accrued expenses	$241	$126